Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 01, 2012
Supplement [Text Block]	lmpit37_SupplementTextBlock	LEGG MASON PARTNERS EQUITY TRUST (THE “TRUST”)

SUPPLEMENT DATED FEBRUARY 7, 2013

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND,

EACH DATED SEPTEMBER 1, 2012

The following language is added to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

Effective on or about the close of business on March 13, 2013, Class B shares will be closed to incoming exchanges and dividend reinvestment.

Effective on or about the close of business on March 15, 2013, all issued and outstanding Class B shares of the fund will be reclassified as Class A shares of the fund, with the same aggregate net asset value as the Class B shares held immediately prior to the reclassification. No contingent deferred sales charge will be charged on the reclassification of Class B shares and, once reclassified, the shares will no longer be subject to the contingent deferred sales charge currently charged on the redemption of Class B shares.

Class R1 shares of the fund will be reclassified as Class A2 shares of the fund, effective on or about March 22, 2013.

On or about March 22, 2013, Class A shares held by shareholders through a financial intermediary that has a direct transfer agent relationship with the fund (“Direct TA Accounts”) will be converted into Class A2 shares of the fund, with the same aggregate net asset value as the Class A shares held by each such shareholder immediately prior to the conversion. Effective on or about March 22, 2013, Direct TA Accounts will not be permitted to acquire Class A shares through new purchases or incoming exchanges.

Effective on or about March 22, 2013, the following text is added to the section titled “Fees and expenses of the fund” in the fund's Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class A2
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	5.75
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none
Small account fee[1]	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Class A2
Management fees	0.70
Distribution and service (12b-1) fees	0.25
Other expenses[2]	0.70
Total annual fund operating expenses	1.65
Fees waived and/or expenses reimbursed[3]	-0.23
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.42

[1]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]	Other expenses for Class A2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.42% for Class A2 shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A2 (with or without redemption at end of period)	711	1,044	1,400	2,399

Legg Mason Capital Management All Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit37_SupplementTextBlock	LEGG MASON PARTNERS EQUITY TRUST (THE “TRUST”)

SUPPLEMENT DATED FEBRUARY 7, 2013

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND,

EACH DATED SEPTEMBER 1, 2012

The following language is added to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

Effective on or about the close of business on March 13, 2013, Class B shares will be closed to incoming exchanges and dividend reinvestment.

Effective on or about the close of business on March 15, 2013, all issued and outstanding Class B shares of the fund will be reclassified as Class A shares of the fund, with the same aggregate net asset value as the Class B shares held immediately prior to the reclassification. No contingent deferred sales charge will be charged on the reclassification of Class B shares and, once reclassified, the shares will no longer be subject to the contingent deferred sales charge currently charged on the redemption of Class B shares.

Class R1 shares of the fund will be reclassified as Class A2 shares of the fund, effective on or about March 22, 2013.

On or about March 22, 2013, Class A shares held by shareholders through a financial intermediary that has a direct transfer agent relationship with the fund (“Direct TA Accounts”) will be converted into Class A2 shares of the fund, with the same aggregate net asset value as the Class A shares held by each such shareholder immediately prior to the conversion. Effective on or about March 22, 2013, Direct TA Accounts will not be permitted to acquire Class A shares through new purchases or incoming exchanges.

Effective on or about March 22, 2013, the following text is added to the section titled “Fees and expenses of the fund” in the fund's Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class A2
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	5.75
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none
Small account fee[1]	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Class A2
Management fees	0.70
Distribution and service (12b-1) fees	0.25
Other expenses[2]	0.70
Total annual fund operating expenses	1.65
Fees waived and/or expenses reimbursed[3]	-0.23
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.42

[1]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]	Other expenses for Class A2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.42% for Class A2 shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A2 (with or without redemption at end of period)	711	1,044	1,400	2,399